Provision for contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Judicial deposits	R$ 20,448	R$ 15,541
Contingent liability	10,835	49,674
Charge back claims
Disclosure of other provisions [line items]
Contingent liability	2,063	3,915
Dispute Claims
Disclosure of other provisions [line items]
Contingent liability	5,876	658
Credit card receivables
Disclosure of other provisions [line items]
Contingent liability	R$ 1,256	R$ 1,499